Income Taxes - Total Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Provision for (reversal of) current income taxes
Adjustments for prior years	$ (22)	$ (40)	$ (125)
Current income tax expense	1,939	1,366	1,365
Current income tax expense and adjustment for prior years	1,917	1,326	1,240
Provision for (reversal of) deferred income taxes
Adjustments for prior years	19	37	107
Effect of changes in tax rates and laws	1	4	34
Origination and reversal of temporary differences	(61)	(269)	(33)
Deferred tax expense income	(41)	(228)	108
Income tax expense	1,876	1,098	1,348
OCI	297	130	22
Total comprehensive income	$ 2,173	$ 1,228	$ 1,370